Income Taxes (Deferred income tax assets and liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Tax loss carryforwards	$ 1,207	$ 873
Tax credit carryforwards	415	375
Regulatory liabilities - cost of removal	177	170
Derivative instruments	45	188
Other	428	434
Total deferred income tax assets before valuation allowance	2,272	2,040
Valuation allowance	(312)	(256)
Total deferred income tax assets after valuation allowance	1,960	1,784
Deferred income tax (liabilities):
Property, plant and equipment	(2,981)	(2,622)
Regulatory assets	(219)	(78)
Derivative instruments	(125)	(197)
Other	(594)	(460)
Total deferred income tax liabilities	(3,919)	(3,357)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	237	295
Long-term deferred income tax liabilities	(2,196)	(1,868)
Net deferred income tax liabilities	$ (1,959)	$ (1,573)